Operating Loss (Details) £ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2020 USD ($)	Aug. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)
Operating Loss [Abstract]
Realization bonus payable			$ 13.5
Raising funds	$ 28.0	£ 20
Accrued amount due				$ 0.9